5 Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Financial Risk Management
Schedule of balances in foreign currency

As of December 31, 2020 and 2019, the Company’s balances in foreign currency are as follow:

	Currency	Amount in foreign currency	Exchange rate (1)	Total 12.31.20	Total 12.31.19

ASSETS
CURRENT ASSETS
Other receivables	USD	6	84.150	505	82
	JPY	55	0.816	45	-
Financial assets at fair value through profit or loss	USD	-	84.150	-	3,798
Cash and cash equivalents	USD	17	84.150	1,431	164
	EUR	-	103.530	-	1
TOTAL CURRENT ASSETS				1,981	4,045
TOTAL ASSETS				1,981	4,045

LIABILITIES
NON-CURRENT LIABILITIES
Borrowings	USD	98	84.150	8,261	11,159
TOTAL NON-CURRENT LIABILITIES				8,261	11,159
CURRENT LIABILITIES
Trade payables	USD	11	84.150	962	738
	EUR	-	103.530	-	39
	CHF	-	95.413	-	21
	NOK	-	8.211	-	1
Borrowings	USD	2	84.150	143	2,259
Other payables	USD	9	84.150	757	739
TOTAL CURRENT LIABILITIES				1,862	3,797
TOTAL LIABILITIES				10,123	14,956

(1)	The exchange rates used are the BNA exchange rates in effect as of December 31, 2020 for US Dollars (USD), Euros (EUR), Swiss Francs (CHF), Norwegian Krones (NOK) and Japanese Yens (JPY).

Schedule of exposure to currency risk

The table below shows the Company’s exposure to currency risk resulting from the financial assets and liabilities denominated in a currency other than the Company’s functional currency.

	12.31.20	12.31.19
Net position
US dollar	(8,187)	(10,851)
Japanese Yen	45	-
Euro	-	(38)
Norwegian krone	-	(1)
Swiss franc	-	(21)
Total	(8,142)	(10,911)

Schedule of decrease in results of operations

The Company estimates that a 10% devaluation of the Argentine peso with respect to each foreign currency, with all other variables held constant, would give rise to the following decrease in the (loss) profit for the year:

	12.31.20	12.31.19
Net position
US dollar	(819)	(1,085)
Euro	-	(4)
Swiss franc	-	(2)
Decrease in the results of operations for the year	(819)	(1,091)

Schedule of loans according to rate and currency

The table below shows the breakdown of the Company’s loans according to interest rate and the currency in which they are denominated:

	12.31.20	12.31.19
Fixed rate:
US dollar	8,404	11,355

Floating rate:
US dollar	-	2,063
Subtotal loans at floating rates	-	2,063
Total loans	8,404	13,418

Based on the simulations performed, a 1% increase in floating interest rates, with all other variables held constant, would give rise to the following decrease in the (loss) profit for the year:

	12.31.20	12.31.19
Floating rate:
US dollar	-	(4)
Decrease in the results of operations for the year	-	(4)

Based on the simulations performed, a 1% decrease in floating interest rates, with all other variables held constant, would give rise to the following increase in the (loss) profit for the year:

	12.31.20	12.31.19
Floating rate:
US dollar	-	4
Increase in the results of operations for the year	-	4

Schedule of analysis of non-derivative financial liabilities

The amounts disclosed in the table are the contractual undiscounted cash flows.

	No deadline	Less than 3 months	From 1 to 2 years	From 2 to 5 years	More than 5 years
As of December 31, 2020
Trade and other payables	18,169	19,908	200	8,856	-
Borrowings	-	-	8,261	-	-
Total	18,169	19,908	8,461	8,856	-

As of December 31, 2019
Trade and other payables	1,045	21,746	284	6,809	290
Borrowings	-	-	-	11,159	-
Total	1,045	21,746	284	17,968	290

Schedule of gearing ratios

The gearing ratios at December 31, 2020 and 2019 were as follow:

	12.31.20	12.31.19
Total liabilities	85,898	82,113
Less: Cash and cash equivalents and Financial assets at fair value through profit or loss	(6,584)	(4,356)
Net debt	79,314	77,757
Total Equity	62,898	80,520
Total capital attributable to owners	142,212	158,277
Gearing ratio	55.77%	49.13%

Schedule of financial assets and liabilities measured at fair value

The table below shows the Company’s financial assets and liabilities measured at fair value as of December 31, 2020 and 2019:

	LEVEL 1	LEVEL 2	TOTAL

At December 31, 2020
Assets
Financial assets at fair value through profit or loss:
Government bonds	2,222	-	2,222
Cash and cash equivalents:
Money market funds	2,724	-	2,724
Total assets	4,946	-	4,946

Liabilities
Derivative financial instruments	-	1	1
Total liabilities	-	1	1

At December 31, 2019
Assets
Financial assets at fair value through profit or loss:
Money market funds	3,798	-	3,798
Cash and cash equivalents
Money market funds	340	-	340
Total assets	4,138	-	4,138

Liabilities
Derivative financial instruments	-	279	279
Total liabilities	-	279	279